Equity Transfer Ageement Under Common Contorl (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cloud France, Cloud Korea and Cloud Italy [Member]
Equity Transfer Ageement Under Common Contorl [Line Items]
Equity method investment, ownership percentage		100.00%
Yun Yuan (HK) Trading Co., Ltd [Member]
Equity Transfer Ageement Under Common Contorl [Line Items]
Capital investment (in Dollars)	$ 5,252,494	$ 144,868
Cloud Japan and Singapore International [Member]
Equity Transfer Ageement Under Common Contorl [Line Items]
Equity method investment, ownership percentage	100.00%
Japan Biltech [Member]
Equity Transfer Ageement Under Common Contorl [Line Items]
Equity method investment, ownership percentage	100.00%
PT Ezmart and PT Cloud [Member]
Equity Transfer Ageement Under Common Contorl [Line Items]
Equity method investment, ownership percentage	99.00%